CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Time charter revenues	$ 141,260	$ 143,095	$ 145,321
Other revenue			115
Total revenues	141,260	143,095	145,436
OPERATING EXPENSES
Vessel operating expenses	(28,845)	(24,072)	(30,870)
Administrative expenses	(12,410)	(9,740)	(9,861)
Depreciation and amortization	(20,418)	(20,937)	(21,477)
Total operating expenses	(61,673)	(54,749)	(62,208)
Equity in earnings (losses) of joint ventures	25,836	6,420	6,078
Operating income (loss)	105,423	94,766	89,306
FINANCIAL INCOME (EXPENSE), NET
Interest income	553	605	947
Interest expense	(26,829)	(24,430)	(27,692)
Gain (loss) on debt extinguishment			1,030
Other items, net	(2,862)	(2,232)	(3,575)
Total financial income (expense), net	(29,138)	(26,057)	(29,290)
Income (loss) before tax	76,285	68,709	60,016
Income tax benefit (expense)	(16,290)	(5,564)	(7,275)
Net income (loss)	59,995	63,145	52,741
Preferred unitholders' interest in net income	15,508	14,802	13,850
Limited partners' interest in net income (loss)	$ 44,487	$ 48,343	$ 38,891
Common units public [Member]
Earnings per unit
Earnings per share, basic	$ 1.32	$ 1.40	$ 1.12
Earnings per share, diluted	1.32	1.40	1.12
Common Units Hegh LNG [Member]
Earnings per unit
Earnings per share, basic	1.35	1.51	1.84
Earnings per share, diluted	1.35	1.51	1.84
Subordinated Units Hoegh LNG [Member]
Earnings per unit
Earnings per share, basic	0.00	0.00	0.70
Earnings per share, diluted	$ 0.00	$ 0.00	$ 0.70